UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-10273
Morgan Stanley International Value Equity Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York 10036
(Address of principal executive offices)	(Zip code)
Arthur Lev
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: August 31, 2011
Date of reporting period: May 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2011 (unaudited)

NUMBER OF
SHARES		VALUE

	Common Stocks (97.2%)
	Australia (3.6%)
	Chemicals
16,565	Orica Ltd.	$462,432

	Energy Equipment & Services
58,070	WorleyParsons Ltd.	1,864,783

	Insurance
460,135	AMP Ltd.	2,565,868

	Oil, Gas & Consumable Fuels
234,866	Santos Ltd.	3,711,730

	Total Australia	8,604,813

	Canada (0.9%)
	Oil, Gas & Consumable Fuels
37,667	Cenovus Energy, Inc. (a)	1,391,834
23,276	Encana Corp. (a)	793,285

	Total Canada	2,185,119

	France (7.5%)
	Commercial Bank
36,251	Societe Generale (a)	2,160,371

	Diversified Telecommunication Services
74,711	France Telecom SA	1,712,296

	Electrical Equipment
90,726	Legrand SA (a)	3,846,371

	Machinery
38,960	Vallourec SA (a)	4,906,463

	Oil, Gas & Consumable Fuels
20,591	Total SA (a)	1,191,861

	Pharmaceuticals
53,578	Sanofi-Aventis SA	4,250,825

	Total France	18,068,187

	Germany (4.1%)
	Auto Components
13,823	Continental AG (b)	1,423,760

	Chemicals
29,073	BASF SE	2,686,155

	Electric Utilities
34,369	E.ON AG	975,193

	Pharmaceuticals
58,935	Bayer AG (Registered Shares)	4,830,648

	Total Germany	9,915,756

	Ireland (1.5%)
	Construction Materials
165,526	CRH PLC	3,610,777

	Italy (1.1%)
	Oil, Gas & Consumable Fuels
113,290	Eni SpA	2,713,108

	Japan (24.6%)
	Auto Components
224,000	NGK Spark Plug Co., Ltd.	2,996,989

	Automobiles
112,200	Toyota Motor Corp.	4,671,405

	Chemicals
29,600	Nitto Denko Corp.	1,551,034

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

98,000	Taiyo Nippon Sanso Corp. (a)	$763,707

		2,314,741

	Commercial Banks
125,000	Chiba Bank Ltd. (The) (a)	753,551
83,319	Sumitomo Mitsui Financial Group, Inc.	2,414,113
670,000	Sumitomo Mitsui Trust Holdings, Inc.	2,312,561

		5,480,225

	Electrical Equipment
326,000	Mitsubishi Electric Corp.	3,679,243
7,100	Nidec Corp. (a)	637,459

		4,316,702

	Electronic Equipment, Instruments & Components
646,000	Hitachi Ltd. (a)	3,705,885
151,000	Hoya Corp.	3,138,066
12,000	Keyence Corp.	3,148,333
6,200	Kyocera Corp.	652,040

		10,644,324

	Food & Staples Retailing
5,200	Lawson, Inc. (a)	258,116

	Gas Utilities
287,000	Tokyo Gas Co., Ltd.	1,222,117

	Household Durables
293,000	Sekisui House Ltd.	2,791,962

	Insurance
98,200	MS&AD Insurance Group Holdings	2,301,545
33,750	T&D Holdings, Inc. (a)	813,431

		3,114,976

	Marine
238,147	Mitsui O.S.K. Lines Ltd. (a)	1,276,130

	Media
42,700	Asatsu-DK, Inc. (a)	1,071,253

	Oil, Gas & Consumable Fuels
461	INPEX Corp.	3,337,898

	Personal Products
65,700	Kao Corp.	1,688,603

	Pharmaceuticals
35,300	Astellas Pharma, Inc.	1,349,019

	Real Estate Management & Development
176,000	Mitsubishi Estate Co., Ltd.	3,144,773

	Semiconductors & Semiconductor Equipment
60,800	Tokyo Electron Ltd.	3,362,551

	Trading Companies & Distributors
164,200	Mitsubishi Corp.	4,155,721

	Wireless Telecommunication Services
936	NTT DoCoMo, Inc.	1,750,638

	Total Japan	58,948,143

	Luxembourg (0.6%)
	Metals & Mining
40,389	ArcelorMittal	1,356,011

	Netherlands (5.4%)
	Chemicals
53,052	Akzo Nobel N.V.	3,836,860

	Food Products
275,139	Unilever N.V. (Share Certificates)	8,977,215

	Total Netherlands	12,814,075

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Spain (0.3%)
	Commercial Bank
50,740	Banco Santander SA	$604,928

	Switzerland (12.2%)
	Capital Markets
162,421	UBS AG (Registered Shares) (b)	3,121,248

	Construction Materials
61,631	Holcim Ltd. (b)	4,915,743

	Food Products
132,147	Nestle SA (Registered Shares)	8,488,207

	Insurance
8,631	Zurich Financial Services AG (b)	2,311,305

	Pharmaceuticals
97,806	Novartis AG (Registered Shares)	6,325,005
22,348	Roche Holding AG	3,933,617

		10,258,622

	Total Switzerland	29,095,125

	United Kingdom (34.0%)
	Commercial Banks
901,231	Barclays PLC	4,118,309
572,296	HSBC Holdings PLC	5,984,996
2,161,040	Lloyds Banking Group PLC (b)	1,853,276

		11,956,581

	Electric Utilities
176,281	Scottish & Southern Energy PLC	4,008,425

	Food & Staples Retailing
636,936	WM Morrison Supermarkets PLC	3,191,863

	Household Products
141,171	Reckitt Benckiser Group PLC	8,013,915

	Industrial Conglomerates
138,827	Smiths Group PLC	2,832,898

	Insurance
53,919	Admiral Group PLC	1,530,228
703,602	Legal & General Group PLC	1,362,665
561,858	Prudential PLC	6,833,681
482,358	Resolution Ltd.	2,481,476

		12,208,050

	Metals & Mining
71,227	BHP Billiton PLC	2,823,988
73,873	Xstrata PLC	1,735,702

		4,559,690

	Oil, Gas & Consumable Fuels
115,731	BG Group PLC	2,692,093
364,289	BP PLC	2,810,395

		5,502,488

	Professional Services
1,447,916	Hays PLC	2,602,407

	Tobacco
183,594	British American Tobacco PLC	8,251,652
273,757	Imperial Tobacco Group PLC	9,814,703

		18,066,355

	Trading Companies & Distributors
201,856	Bunzl PLC	2,553,178
148,651	Travis Perkins PLC	2,640,075

		5,193,253

	Wireless Telecommunication Services
1,174,456	Vodafone Group PLC	3,269,820

Morgan Stanley International Value Equity Fund
Portfolio of Investments ▪ May 31, 2011 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Total United Kingdom	81,405,745

	United States (1.4%)
	Beverages
79,485	Dr Pepper Snapple Group, Inc.	$3,274,782

	Total Common Stocks (Cost $214,046,494)	232,596,569

	Preferred Stock (0.6%)
	Germany
	Automobiles
7,570	Volkswagen AG (Cost $1,226,135)	1,346,908

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (10.9%)
	Securities Held as Collateral on Loaned Securities (9.4%)
	Repurchase Agreements (2.3%)
$3,583	Barclays Capital, Inc. (0.12%, dated 05/31/11, due 06/01/11; proceeds $3,582,781; fully collateralized by a U.S. Government Agency; Federal Home Loan Bank Zero Coupon due 06/01/11; valued at $3,654,447)	3,582,769
1,856	Nomura Holdings, Inc. (0.15%, dated 05/31/11, due 06/01/11; proceeds $1,855,629; fully collateralized by U.S. Government Agencies; Federal National Mortgage Association 4.00% due 04/01/26 - 05/01/26; valued at $1,892,734)	1,855,621

	Total Repurchase Agreements (Cost $5,438,390)	5,438,390

NUMBER OF
SHARES (000)
	Investment Company (c) (7.1%)
17,029	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $17,028,640)		17,028,640

	Total Securities Held as Collateral on Loaned Securities (Cost $22,467,030)		22,467,030

	Investment Company (c) (1.5%)
3,684	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,683,578)		3,683,578

	Total Short-Term Investments (Cost $26,150,608)		26,150,608

	Total Investments (Cost $241,423,237) (d)(e)	108.7%	260,094,085
	Liabilities in Excess of Other Assets	(8.7)	(20,710,931)

	Net Assets	100.0%	$239,383,154

(a)	The value of loaned securities and related collateral outstanding at May 31, 2011 were $22,279,049 and $22,467,030, respectively. The Fund received cash collateral of $22,467,030 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Non-income producing security.

(c)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(d)	The market value and percentage of net assets, $228,483,576 and 95.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

(e)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley International Value Equity Fund
Notes to Portfolio of Investments ▪ May 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT MAY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Assets:
Common Stocks
Auto Components	$4,420,749	$—	$4,420,749	—
Automobiles	4,671,405	—	4,671,405	—
Beverages	3,274,782	3,274,782	—	—
Capital Markets	3,121,248	—	3,121,248	—
Chemicals	9,300,188	—	9,300,188	—
Commercial Banks	20,202,105	—	20,202,105	—
Construction Materials	8,526,520	—	8,526,520	—
Diversified Telecommunication Services	1,712,296	—	1,712,296	—
Electric Utilities	4,983,618	—	4,983,618	—
Electrical Equipment	8,163,073	—	8,163,073	—
Electronic Equipment, Instruments & Components	10,644,324	—	10,644,324	—
Energy Equipment & Services	1,864,783	—	1,864,783	—
Food & Staples Retailing	3,449,979	—	3,449,979	—
Food Products	17,465,422	—	17,465,422	—
Gas Utilities	1,222,117	—	1,222,117	—
Household Durables	2,791,962	—	2,791,962	—
Household Products	8,013,915	—	8,013,915	—
Industrial Conglomerates	2,832,898	—	2,832,898	—
Insurance	20,200,199	—	20,200,199	—
Machinery	4,906,463	—	4,906,463	—
Marine	1,276,130	—	1,276,130	—
Media	1,071,253	—	1,071,253	—
Metals & Mining	5,915,701	—	5,915,701	—
Oil, Gas & Consumable Fuels	18,642,204	2,185,119	16,457,085	—
Personal Products	1,688,603	—	1,688,603	—
Pharmaceuticals	20,689,114	—	20,689,114	—
Professional Services	2,602,407	—	2,602,407	—
Real Estate Management & Development	3,144,773	—	3,144,773	—
Semiconductors & Semiconductor Equipment	3,362,551	—	3,362,551	—
Tobacco	18,066,355	—	18,066,355	—
Trading Companies & Distributors	9,348,974	—	9,348,974	—
Wireless Telecommunication Services	5,020,458	—	5,020,458	—

Total Common Stocks	232,596,569	5,459,901	227,136,668	—

Preferred Stock	1,346,908	—	1,346,908	—
Short-Term Investments
Repurchase Agreements	5,438,390	—	5,438,390	—
Investment Company	20,712,218	20,712,218	—	—

Total Short-Term Investments	26,150,608	20,712,218	5,438,390	—

Total	$260,094,085	$26,172,119	$233,921,966	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of May 31, 2011, securities with a total value of $196,619,960 transferred from Level 1 to Level 2. At May 31, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.
Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other domestic securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one domestic exchange, the security is valued on the exchange designated as the primary market; (5) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) or Morgan Stanley Investment Management Limited and Morgan Stanley Investment Management Company (the “Sub-Advisers”), each a wholly owned subsidiary of Morgan Stanley, determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley International Value Equity Fund
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
July 21, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
July 21, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2011